INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Details 3) - USD ($)	Mar. 31, 2017	Dec. 31, 2016	Mar. 31, 2016	Dec. 31, 2015
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$ 226,703,371		$ 303,772,168
Acquisition costs of operating limited partnerships	9,097,175		12,667,316
Cumulative distributions from operating limited partnerships	(1,675,040)		(2,477,305)
Cumulative impairment loss in investments in operating limited partnerships	(122,872,037)		(161,650,983)
Cumulative losses from operating limited partnerships	(111,253,469)		(152,311,196)
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2017 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2016 (see note A).	(1,145,457)		(1,202,653)
The Fund has recorded acquisition costs at March 31, 2017 which have not been recorded in the net assets of the operating limited partnerships (see note A).	(1,902,879)		(3,413,891)
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	183,255		447,007
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(57,696,047)		(72,745,706)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	357,746		884,505
Cumulative impairment loss in investments in operating limited partnerships	122,872,037		161,650,983
Other	(1,455,539)		(1,837,057)
Equity per operating limited partnerships' combined financial statements	61,213,116	$ 61,213,116	83,783,188	$ 83,783,188
Series Twenty [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	1,140,993		1,510,993
Acquisition costs of operating limited partnerships	162,528		215,748
Cumulative distributions from operating limited partnerships	0		(7,394)
Cumulative impairment loss in investments in operating limited partnerships	(337,192)		(409,509)
Cumulative losses from operating limited partnerships	(966,329)		(1,309,838)
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2017 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2016 (see note A).	0		0
The Fund has recorded acquisition costs at March 31, 2017 which have not been recorded in the net assets of the operating limited partnerships (see note A).	0		0
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	7,136		62,488
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(1,066,850)		(988,006)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	0		6,576
Cumulative impairment loss in investments in operating limited partnerships	337,192		409,509
Other	(2,935)		(11,516)
Equity per operating limited partnerships' combined financial statements	(725,457)	(725,457)	(520,949)	(520,949)
Series Twenty One [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	524,510		524,510
Acquisition costs of operating limited partnerships	85,843		85,843
Cumulative distributions from operating limited partnerships	(22,441)		(22,441)
Cumulative impairment loss in investments in operating limited partnerships	(38,116)		(38,116)
Cumulative losses from operating limited partnerships	(549,796)		(549,796)
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2017 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2016 (see note A).	0		0
The Fund has recorded acquisition costs at March 31, 2017 which have not been recorded in the net assets of the operating limited partnerships (see note A).	0		0
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	15,685		15,685
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(325,745)		(307,183)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	0		0
Cumulative impairment loss in investments in operating limited partnerships	38,116		38,116
Other	(43,375)		(42,053)
Equity per operating limited partnerships' combined financial statements	(315,319)	(315,319)	(295,435)	(295,435)
Series Twenty Two [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	755,045		755,045
Acquisition costs of operating limited partnerships	78,016		78,016
Cumulative distributions from operating limited partnerships	0		0
Cumulative impairment loss in investments in operating limited partnerships	(325,787)		(325,787)
Cumulative losses from operating limited partnerships	(507,274)		(507,274)
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2017 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2016 (see note A).	0		0
The Fund has recorded acquisition costs at March 31, 2017 which have not been recorded in the net assets of the operating limited partnerships (see note A).	(39,009)		(39,009)
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	7,927		7,927
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(856,165)		(866,909)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	0		0
Cumulative impairment loss in investments in operating limited partnerships	325,787		325,787
Other	1,125		1,125
Equity per operating limited partnerships' combined financial statements	(560,335)	(560,335)	(571,079)	(571,079)
Series Twenty Three [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	3,303,139		4,968,423
Acquisition costs of operating limited partnerships	482,854		727,246
Cumulative distributions from operating limited partnerships	0		0
Cumulative impairment loss in investments in operating limited partnerships	(2,213,351)		(4,061,633)
Cumulative losses from operating limited partnerships	(1,572,642)		(1,634,036)
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2017 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2016 (see note A).	0		(11,581)
The Fund has recorded acquisition costs at March 31, 2017 which have not been recorded in the net assets of the operating limited partnerships (see note A).	(62,597)		(62,597)
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	(5,691)		7,292
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(970,072)		(1,241,388)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	34,901		34,901
Cumulative impairment loss in investments in operating limited partnerships	2,213,351		4,061,633
Other	(97,940)		(133,388)
Equity per operating limited partnerships' combined financial statements	1,111,952	1,111,952	2,654,872	2,654,872
Series Twenty Four [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	2,879,744		2,879,744
Acquisition costs of operating limited partnerships	310,375		310,375
Cumulative distributions from operating limited partnerships	(34,932)		(34,932)
Cumulative impairment loss in investments in operating limited partnerships	(1,151,381)		(1,151,381)
Cumulative losses from operating limited partnerships	(2,003,806)		(2,003,806)
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2017 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2016 (see note A).	(30,158)		(30,158)
The Fund has recorded acquisition costs at March 31, 2017 which have not been recorded in the net assets of the operating limited partnerships (see note A).	(91,548)		(91,548)
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	841		841
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(2,267,378)		(2,084,698)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	6,688		6,688
Cumulative impairment loss in investments in operating limited partnerships	1,151,381		1,151,381
Other	107,836		115,558
Equity per operating limited partnerships' combined financial statements	(1,122,338)	(1,122,338)	(931,936)	(931,936)
Series Twenty Five [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	1,438,868		1,438,868
Acquisition costs of operating limited partnerships	167,460		167,460
Cumulative distributions from operating limited partnerships	(57,503)		(57,503)
Cumulative impairment loss in investments in operating limited partnerships	(1,430,062)		(1,359,466)
Cumulative losses from operating limited partnerships	(118,763)		(189,359)
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2017 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2016 (see note A).	0		0
The Fund has recorded acquisition costs at March 31, 2017 which have not been recorded in the net assets of the operating limited partnerships (see note A).	0		0
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	31,239		31,239
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(456,606)		(343,851)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	0		0
Cumulative impairment loss in investments in operating limited partnerships	1,430,062		1,359,466
Other	(78,352)		(67,544)
Equity per operating limited partnerships' combined financial statements	926,343	926,343	979,310	979,310
Series Twenty Six [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	5,164,819		5,527,557
Acquisition costs of operating limited partnerships	772,454		824,628
Cumulative distributions from operating limited partnerships	(30,449)		(40,236)
Cumulative impairment loss in investments in operating limited partnerships	(1,350,275)		(1,822,975)
Cumulative losses from operating limited partnerships	(4,556,549)		(4,488,974)
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2017 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2016 (see note A).	(51,000)		(51,000)
The Fund has recorded acquisition costs at March 31, 2017 which have not been recorded in the net assets of the operating limited partnerships (see note A).	(59,837)		(59,837)
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	45,732		45,732
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(4,815,872)		(4,331,079)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	171,816		171,816
Cumulative impairment loss in investments in operating limited partnerships	1,350,275		1,822,975
Other	(94,916)		(115,347)
Equity per operating limited partnerships' combined financial statements	(3,453,802)	(3,453,802)	(2,516,740)	(2,516,740)
Series Twenty Seven [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	5,994,660		8,111,853
Acquisition costs of operating limited partnerships	813,797		1,143,307
Cumulative distributions from operating limited partnerships	(1,096)		(14,167)
Cumulative impairment loss in investments in operating limited partnerships	(3,487,976)		(4,036,605)
Cumulative losses from operating limited partnerships	(3,319,385)		(5,204,388)
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2017 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2016 (see note A).	0		(39,446)
The Fund has recorded acquisition costs at March 31, 2017 which have not been recorded in the net assets of the operating limited partnerships (see note A).	(222,527)		(449,204)
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0		195,417
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(1,317,831)		(1,587,855)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	0		0
Cumulative impairment loss in investments in operating limited partnerships	3,487,976		4,036,605
Other	(84,291)		(291,605)
Equity per operating limited partnerships' combined financial statements	1,863,327	1,863,327	1,863,912	1,863,912
Series Twenty Eight [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	2,736,848		5,944,962
Acquisition costs of operating limited partnerships	388,894		850,335
Cumulative distributions from operating limited partnerships	(5,079)		(110,655)
Cumulative impairment loss in investments in operating limited partnerships	(930,910)		(2,158,606)
Cumulative losses from operating limited partnerships	(2,189,753)		(4,526,036)
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2017 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2016 (see note A).	(12,030)		(12,030)
The Fund has recorded acquisition costs at March 31, 2017 which have not been recorded in the net assets of the operating limited partnerships (see note A).	(62,189)		(62,189)
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	33,990		33,990
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(1,819,446)		(2,842,764)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	0		0
Cumulative impairment loss in investments in operating limited partnerships	930,910		2,158,606
Other	(45,965)		(90,515)
Equity per operating limited partnerships' combined financial statements	(974,730)	(974,730)	(814,902)	(814,902)
Series Twenty Nine [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	9,231,659		9,231,659
Acquisition costs of operating limited partnerships	1,333,588		1,333,588
Cumulative distributions from operating limited partnerships	(14,324)		(14,324)
Cumulative impairment loss in investments in operating limited partnerships	(5,444,545)		(5,444,545)
Cumulative losses from operating limited partnerships	(5,106,378)		(5,106,378)
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2017 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2016 (see note A).	0		0
The Fund has recorded acquisition costs at March 31, 2017 which have not been recorded in the net assets of the operating limited partnerships (see note A).	(596,128)		(596,128)
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	39,537		39,537
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(3,478,199)		(2,951,824)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	7,039		7,039
Cumulative impairment loss in investments in operating limited partnerships	5,444,545		5,444,545
Other	(30,529)		(30,530)
Equity per operating limited partnerships' combined financial statements	1,386,265	1,386,265	1,912,639	1,912,639
Series Thirty [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	5,493,284		5,493,284
Acquisition costs of operating limited partnerships	667,262		667,262
Cumulative distributions from operating limited partnerships	(29,318)		(29,318)
Cumulative impairment loss in investments in operating limited partnerships	(2,194,151)		(2,194,151)
Cumulative losses from operating limited partnerships	(3,937,077)		(3,937,077)
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2017 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2016 (see note A).	(112,197)		(112,197)
The Fund has recorded acquisition costs at March 31, 2017 which have not been recorded in the net assets of the operating limited partnerships (see note A).	(235,701)		(235,701)
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0		0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(2,083,473)		(1,907,676)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	1,092		1,092
Cumulative impairment loss in investments in operating limited partnerships	2,194,151		2,194,151
Other	(21,265)		(18,522)
Equity per operating limited partnerships' combined financial statements	(257,393)	(257,393)	(78,853)	(78,853)
Series Thirty One [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	5,898,003		11,532,547
Acquisition costs of operating limited partnerships	826,360		1,632,942
Cumulative distributions from operating limited partnerships	(31,355)		(31,404)
Cumulative impairment loss in investments in operating limited partnerships	(3,574,025)		(6,454,920)
Cumulative losses from operating limited partnerships	(3,118,983)		(6,679,165)
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2017 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2016 (see note A).	(47,462)		(47,462)
The Fund has recorded acquisition costs at March 31, 2017 which have not been recorded in the net assets of the operating limited partnerships (see note A).	(77,600)		(77,600)
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	6,859		6,859
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(3,188,582)		(4,016,452)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	0		8,501
Cumulative impairment loss in investments in operating limited partnerships	3,574,025		6,454,920
Other	(50,995)		(36,552)
Equity per operating limited partnerships' combined financial statements	216,245	216,245	2,292,214	2,292,214
Series Thirty Two [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	14,149,131		22,949,966
Acquisition costs of operating limited partnerships	1,645,450		2,929,785
Cumulative distributions from operating limited partnerships	(45,614)		(101,208)
Cumulative impairment loss in investments in operating limited partnerships	(9,175,569)		(13,361,331)
Cumulative losses from operating limited partnerships	(6,573,398)		(12,417,212)
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2017 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2016 (see note A).	(172,318)		(172,318)
The Fund has recorded acquisition costs at March 31, 2017 which have not been recorded in the net assets of the operating limited partnerships (see note A).	0		(1,284,335)
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0		0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(3,395,101)		(4,963,274)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	29,991		38,357
Cumulative impairment loss in investments in operating limited partnerships	9,175,569		13,361,331
Other	251,165		284,785
Equity per operating limited partnerships' combined financial statements	5,889,306	5,889,306	7,264,546	7,264,546
Series Thirty Three [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	8,367,365		8,367,365
Acquisition costs of operating limited partnerships	950,957		950,957
Cumulative distributions from operating limited partnerships	(3,170)		(3,170)
Cumulative impairment loss in investments in operating limited partnerships	(6,568,884)		(6,467,715)
Cumulative losses from operating limited partnerships	(2,746,268)		(2,847,437)
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2017 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2016 (see note A).	(179,468)		(179,468)
The Fund has recorded acquisition costs at March 31, 2017 which have not been recorded in the net assets of the operating limited partnerships (see note A).	(167,193)		(167,193)
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0		0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(1,876,329)		(1,578,487)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	9,684		9,684
Cumulative impairment loss in investments in operating limited partnerships	6,568,884		6,467,715
Other	(13,716)		(13,716)
Equity per operating limited partnerships' combined financial statements	4,341,862	4,341,862	4,538,535	4,538,535
Series Thirty Four [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	6,257,458		11,227,571
Acquisition costs of operating limited partnerships	411,337		749,824
Cumulative distributions from operating limited partnerships	(20,308)		(20,308)
Cumulative impairment loss in investments in operating limited partnerships	(3,951,725)		(6,843,156)
Cumulative losses from operating limited partnerships	(2,696,762)		(5,113,931)
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2017 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2016 (see note A).	0		(6,069)
The Fund has recorded acquisition costs at March 31, 2017 which have not been recorded in the net assets of the operating limited partnerships (see note A).	(288,550)		(288,550)
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0		0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(1,354,867)		(1,642,674)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	0		0
Cumulative impairment loss in investments in operating limited partnerships	3,951,725		6,843,156
Other	(139,920)		(194,626)
Equity per operating limited partnerships' combined financial statements	2,168,388	2,168,388	4,711,237	4,711,237
Series Thirty Five [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	5,386,247		10,781,284
Acquisition costs of operating limited partnerships	0		0
Cumulative distributions from operating limited partnerships	(2,459)		(5,084)
Cumulative impairment loss in investments in operating limited partnerships	(2,462,259)		(5,230,309)
Cumulative losses from operating limited partnerships	(2,921,529)		(5,545,891)
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2017 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2016 (see note A).	0		0
The Fund has recorded acquisition costs at March 31, 2017 which have not been recorded in the net assets of the operating limited partnerships (see note A).	0		0
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0		0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(2,237,121)		(3,423,568)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	3,300		78,017
Cumulative impairment loss in investments in operating limited partnerships	2,462,259		5,230,309
Other	2,467		(24,491)
Equity per operating limited partnerships' combined financial statements	230,905	230,905	1,860,267	1,860,267
Series Thirty Six [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	4,276,900		12,307,640
Acquisition costs of operating limited partnerships	0		0
Cumulative distributions from operating limited partnerships	(27,291)		(100,055)
Cumulative impairment loss in investments in operating limited partnerships	(2,406,542)		(6,862,772)
Cumulative losses from operating limited partnerships	(1,843,067)		(5,344,813)
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2017 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2016 (see note A).	0		0
The Fund has recorded acquisition costs at March 31, 2017 which have not been recorded in the net assets of the operating limited partnerships (see note A).	0		0
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0		0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(984,727)		(2,019,997)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	0		1,370
Cumulative impairment loss in investments in operating limited partnerships	2,406,542		6,862,772
Other	(33,040)		(126,915)
Equity per operating limited partnerships' combined financial statements	1,388,775	1,388,775	4,717,230	4,717,230
Series Thirty Seven [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	7,549,550		16,058,621
Acquisition costs of operating limited partnerships	0		0
Cumulative distributions from operating limited partnerships	(65,908)		(202,524)
Cumulative impairment loss in investments in operating limited partnerships	(3,922,795)		(7,809,397)
Cumulative losses from operating limited partnerships	(3,560,847)		(8,046,700)
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2017 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2016 (see note A).	(155,365)		(155,365)
The Fund has recorded acquisition costs at March 31, 2017 which have not been recorded in the net assets of the operating limited partnerships (see note A).	0		0
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0		0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(1,916,369)		(7,434,593)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	13,201		289,911
Cumulative impairment loss in investments in operating limited partnerships	3,922,795		7,809,397
Other	(12,299)		(109,071)
Equity per operating limited partnerships' combined financial statements	1,851,963	1,851,963	400,279	400,279
Series Thirty Eight [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	9,815,140		17,940,834
Acquisition costs of operating limited partnerships	0		0
Cumulative distributions from operating limited partnerships	(359,635)		(515,435)
Cumulative impairment loss in investments in operating limited partnerships	(7,194,962)		(10,253,381)
Cumulative losses from operating limited partnerships	(2,260,543)		(7,172,018)
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2017 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2016 (see note A).	0		0
The Fund has recorded acquisition costs at March 31, 2017 which have not been recorded in the net assets of the operating limited partnerships (see note A).	0		0
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0		0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(866,648)		(4,229,837)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	0		59,461
Cumulative impairment loss in investments in operating limited partnerships	7,194,962		10,253,381
Other	(233,707)		(209,729)
Equity per operating limited partnerships' combined financial statements	6,094,607	6,094,607	5,873,276	5,873,276
Series Thirty Nine [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	671,150		10,069,655
Acquisition costs of operating limited partnerships	0		0
Cumulative distributions from operating limited partnerships	0		(224,758)
Cumulative impairment loss in investments in operating limited partnerships	(233,531)		(4,561,508)
Cumulative losses from operating limited partnerships	(437,619)		(5,283,389)
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2017 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2016 (see note A).	0		0
The Fund has recorded acquisition costs at March 31, 2017 which have not been recorded in the net assets of the operating limited partnerships (see note A).	0		0
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0		0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(97,796)		(3,894,615)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	0		74,689
Cumulative impairment loss in investments in operating limited partnerships	233,531		4,561,508
Other	(72,294)		(106,547)
Equity per operating limited partnerships' combined financial statements	63,441	63,441	635,035	635,035
Series Forty [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	11,579,898		16,293,231
Acquisition costs of operating limited partnerships	0		0
Cumulative distributions from operating limited partnerships	(22,466)		(25,813)
Cumulative impairment loss in investments in operating limited partnerships	(5,441,719)		(9,078,021)
Cumulative losses from operating limited partnerships	(6,115,713)		(7,189,397)
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2017 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2016 (see note A).	(16,841)		(16,841)
The Fund has recorded acquisition costs at March 31, 2017 which have not been recorded in the net assets of the operating limited partnerships (see note A).	0		0
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0		0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(2,230,853)		(2,222,136)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	32,119		47,439
Cumulative impairment loss in investments in operating limited partnerships	5,441,719		9,078,021
Other	(72,329)		(111,940)
Equity per operating limited partnerships' combined financial statements	3,153,815	3,153,815	6,774,543	6,774,543
Series Forty One [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	15,436,181		16,713,252
Acquisition costs of operating limited partnerships	0		0
Cumulative distributions from operating limited partnerships	(38,570)		(50,099)
Cumulative impairment loss in investments in operating limited partnerships	(5,854,800)		(6,847,483)
Cumulative losses from operating limited partnerships	(9,542,811)		(9,815,670)
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2017 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2016 (see note A).	(33,807)		(33,807)
The Fund has recorded acquisition costs at March 31, 2017 which have not been recorded in the net assets of the operating limited partnerships (see note A).	0		0
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0		0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(3,483,277)		(3,234,895)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	0		1,049
Cumulative impairment loss in investments in operating limited partnerships	5,854,800		6,847,483
Other	(325,495)		(294,216)
Equity per operating limited partnerships' combined financial statements	2,012,221	2,012,221	3,285,614	3,285,614
Series Forty Two [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	16,067,004		16,067,004
Acquisition costs of operating limited partnerships	0		0
Cumulative distributions from operating limited partnerships	(20,956)		(20,956)
Cumulative impairment loss in investments in operating limited partnerships	(7,195,970)		(7,195,970)
Cumulative losses from operating limited partnerships	(8,850,078)		(8,850,078)
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2017 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2016 (see note A).	(76,678)		(76,678)
The Fund has recorded acquisition costs at March 31, 2017 which have not been recorded in the net assets of the operating limited partnerships (see note A).	0		0
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0		0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(4,285,267)		(3,747,535)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	20,012		20,012
Cumulative impairment loss in investments in operating limited partnerships	7,195,970		7,195,970
Other	(21,834)		(17,777)
Equity per operating limited partnerships' combined financial statements	2,832,203	2,832,203	3,373,992	3,373,992
Series Forty Three [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	23,300,481		23,300,481
Acquisition costs of operating limited partnerships	0		0
Cumulative distributions from operating limited partnerships	(271,984)		(271,984)
Cumulative impairment loss in investments in operating limited partnerships	(11,001,252)		(10,917,292)
Cumulative losses from operating limited partnerships	(12,027,245)		(12,111,205)
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2017 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2016 (see note A).	(121,319)		(121,319)
The Fund has recorded acquisition costs at March 31, 2017 which have not been recorded in the net assets of the operating limited partnerships (see note A).	0		0
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0		0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(4,434,039)		(3,960,406)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	0		0
Cumulative impairment loss in investments in operating limited partnerships	11,001,252		10,917,292
Other	(50,452)		(21,080)
Equity per operating limited partnerships' combined financial statements	6,395,442	6,395,442	6,814,487	6,814,487
Series Forty Four [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	13,739,925		15,745,838
Acquisition costs of operating limited partnerships	0		0
Cumulative distributions from operating limited partnerships	(49,115)		(49,763)
Cumulative impairment loss in investments in operating limited partnerships	(5,442,013)		(6,523,727)
Cumulative losses from operating limited partnerships	(8,248,797)		(9,172,348)
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2017 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2016 (see note A).	0		0
The Fund has recorded acquisition costs at March 31, 2017 which have not been recorded in the net assets of the operating limited partnerships (see note A).	0		0
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0		0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(4,416,600)		(4,381,035)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	0		0
Cumulative impairment loss in investments in operating limited partnerships	5,442,013		6,523,727
Other	(90,418)		(64,791)
Equity per operating limited partnerships' combined financial statements	934,995	934,995	2,077,901	2,077,901
Series Forty Five [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	25,600,776		25,706,915
Acquisition costs of operating limited partnerships	0		0
Cumulative distributions from operating limited partnerships	(320,688)		(320,692)
Cumulative impairment loss in investments in operating limited partnerships	(16,541,124)		(16,411,048)
Cumulative losses from operating limited partnerships	(8,738,964)		(8,975,175)
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2017 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2016 (see note A).	(129,725)		(129,725)
The Fund has recorded acquisition costs at March 31, 2017 which have not been recorded in the net assets of the operating limited partnerships (see note A).	0		0
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0		0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(2,226,331)		(1,542,238)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	23,309		23,309
Cumulative impairment loss in investments in operating limited partnerships	16,541,124		16,411,048
Other	(164,622)		(103,424)
Equity per operating limited partnerships' combined financial statements	14,043,755	14,043,755	14,658,970	14,658,970
Series Forty Six [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	19,944,593		22,323,066
Acquisition costs of operating limited partnerships	0		0
Cumulative distributions from operating limited partnerships	(200,379)		(203,082)
Cumulative impairment loss in investments in operating limited partnerships	(13,001,121)		(13,830,179)
Cumulative losses from operating limited partnerships	(6,743,093)		(8,289,805)
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2017 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2016 (see note A).	(7,089)		(7,189)
The Fund has recorded acquisition costs at March 31, 2017 which have not been recorded in the net assets of the operating limited partnerships (see note A).	0		0
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0		0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(1,244,503)		(1,000,731)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	4,594		4,594
Cumulative impairment loss in investments in operating limited partnerships	13,001,121		13,830,179
Other	(37,443)		(2,630)
Equity per operating limited partnerships' combined financial statements	$ 11,716,680	$ 11,716,680	$ 12,824,223	$ 12,824,223